INCOME TAXES (Details Narrative)	12 Months Ended
Jan. 31, 2024 USD ($)
Notes and other explanatory information [abstract]
Operating loss carry forward	$ 2,118,000
Tax losses	6,446,000
Foreign loss carry forwards	6,463,000
Operating loss carry forward	2,196,000
Remaining balance	$ 4,267,000
Taxable income percentage	80.00%